                                THE UBS FUNDS

                           SUPPLEMENT TO PROSPECTUS
                            DATED OCTOBER 28, 2005


                                                               January 10, 2006


Dear Investor,

The purpose of this supplement to the Prospectus is to correct certain performance information in the "Average Annual Total Returns" tables for the following Funds: UBS U.S. Bond Fund, UBS High Yield Fund, UBS U.S. Large Cap Equity Fund, UBS U.S. Large Cap Value Equity Fund, UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Growth Fund, UBS Global Allocation Fund, UBS Global Equity Fund, UBS Global Bond Fund and UBS International Equity Fund. The "Return Before Taxes" performance for the "1 Year," "5 Year" and "Life of Class" periods, as applicable, for the Class A and Class B shares and the "1 Year" period for the Class C shares of each of the above-named Funds is incorrect due to an administrative error in entering the information in the tables. The "Average Annual Total Returns" tables for each Fund are reproduced in their entirety on the following pages and reflect the corrected performance information.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR PROSPECTUS DATED OCTOBER 28, 2005.

The following table replaces the table on page 8 of the Prospectus in its entirety:

UBS U.S. Bond Fund
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004


CLASS Y SHARES
(INCEPTION DATE: 8/31/95)                                            1 YEAR     5 YEAR        LIFE OF CLASS
-----------------------------------------------------------          ------     ------        -------------
Return Before Taxes..........................................          4.10%     7.28%            6.66%
Return After Taxes on Distributions..........................          2.48%     5.24%            4.39%
Return After Taxes on Distributions and Sale of Fund Shares..          2.65%     4.99%            4.29%
LEHMAN U.S. AGGREGATE BOND INDEX* (1)........................          4.34%     7.71%            6.93%

CLASS A SHARES**
(INCEPTION DATE: 6/30/97)
-----------------------------------------------------------
Return Before Taxes..........................................         -0.86%     6.04%            5.78%
LEHMAN U.S. AGGREGATE BOND INDEX* (1)........................          4.34%     7.71%            7.01%

CLASS B SHARES**
(INCEPTION DATE: 11/6/01)
-----------------------------------------------------------
Return Before Taxes..........................................         -1.99%      N/A             3.12%
LEHMAN U.S. AGGREGATE BOND INDEX* (1)........................          4.34%      N/A             5.17%

CLASS C SHARES**
(INCEPTION DATE: 11/8/01)
-----------------------------------------------------------
Return Before Taxes..........................................          2.56%      N/A             3.95%
LEHMAN U.S. AGGREGATE BOND INDEX* (1)........................          4.34%      N/A             5.16%

  * Does not reflect the deduction of fees, expenses or taxes.

 ** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 4.50%; the average annual total returns for the Class B shares have been calculated to reflect the Class B shares' applicable deferred sales charge for the periods indicated; and the average annual total returns for the Class C shares have been calculated to reflect the Class C shares' applicable deferred sales charge for the periods indicated. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.

(1) The Lehman U.S. Aggregate Bond Index is an unmanaged index of investment grade fixed rate debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

The following table replaces the table on page 14 of the Prospectus in its entirety:

UBS HIGH YIELD FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004


CLASS Y SHARES
(INCEPTION DATE: 9/30/97)                                                    1 YEAR     5 YEAR     LIFE OF CLASS
------------------------------------------------------------                 ------     ------     -------------
Return Before Taxes .......................................................  13.35%      6.46%          6.53%
Return After Taxes on Distributions .......................................  10.06%      2.07%          2.46%
Return After Taxes on Distributions and Sale of Fund Shares ...............   8.53%      2.65%          2.93%
MERRILL LYNCH US HIGH YIELD CASH PAY INDEX* (1) ...........................  10.76%      7.32%          6.11%
MERRILL LYNCH US HIGH YIELD CASH PAY CONSTRAINED INDEX* (2) ...............  10.76%      7.32%          6.11%

CLASS A SHARES**
(INCEPTION DATE: 12/31/98)
------------------------------------------------------------
Return Before Taxes .......................................................   7.87%      5.19%          5.08%
MERRILL LYNCH US HIGH YIELD CASH PAY INDEX* (1) ...........................  10.76%      7.32%          6.34%
MERRILL LYNCH US HIGH YIELD CASH PAY CONSTRAINED INDEX* (2) ...............  10.76%      7.32%          6.34%

CLASS B SHARES**
(INCEPTION DATE: 11/7/01)
------------------------------------------------------------
Return Before Taxes .......................................................   7.15%       N/A          10.43%
MERRILL LYNCH US HIGH YIELD CASH PAY INDEX* (1) ...........................  10.76%       N/A          11.77%
MERRILL LYNCH US HIGH YIELD CASH PAY CONSTRAINED INDEX* (2) ...............  10.76%       N/A          11.77%

CLASS C SHARES**
(INCEPTION DATE: 11/7/01)
------------------------------------------------------------
Return Before Taxes .......................................................  11.84%       N/A          11.26%
MERRILL LYNCH US HIGH YIELD CASH PAY INDEX* (1) ...........................  10.76%       N/A          11.77%
MERRILL LYNCH US HIGH YIELD CASH PAY CONSTRAINED INDEX* (2) ...............  10.76%       N/A          11.77%

  *  Does not reflect the deduction of fees, expenses or taxes.

 ** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 4.50%; the average annual total returns for the Class B shares have been calculated to reflect the Class B shares' applicable deferred sales charge for the periods indicated; and the average annual total returns for the Class C shares have been calculated to reflect the Class C shares' applicable deferred sales charge for the periods indicated. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.

(1) The Merrill Lynch US High Yield Cash Pay Index is an index of publicly placed non-convertible, coupon-bearing U.S. domestic debt with a term to maturity of at least one year.

(2) As of July 1, 2005, the Fund's benchmark changed from the Merrill Lynch US High Yield Cash Pay Index to the Merrill Lynch US High Yield Cash Pay Constrained Index in order to align the Fund with a benchmark that is more representative of the diversification of the Fund's portfolio. The Merrill Lynch US High Yield Cash Pay Constrained Index is an index of publicly placed non-convertible, coupon-bearing U.S. domestic debt with a term to maturity of at least one year. The index is market weighted, so that larger bond issuers have a greater effect on the index's return. However, the representation of any single bond issue is restricted to a maximum of 2% of the total index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

The following table replaces the table on page 19 of the Prospectus in its entirety:

UBS U.S. LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004


CLASS Y SHARES
(INCEPTION DATE: 2/22/94)                                              1 YEAR        5 YEAR     10 YEAR      LIFE OF CLASS
-----------------------------------------------------------------      ------        ------     -------      -------------
Return Before Taxes .................................................  13.34%         5.35%      12.52%           11.30%
Return After Taxes on Distributions .................................  12.74%         4.27%      10.91%            9.77%
Return After Taxes on Distributions and Sale of Fund Shares .........   9.46%         4.16%      10.40%            9.32%
RUSSELL 1000 INDEX* (1) .............................................  11.40%        -1.76%      12.16%           11.18%

CLASS A SHARES**
(INCEPTION DATE: 6/30/97)
-----------------------------------------------------------------
Return Before Taxes .................................................   6.83%         3.86%        N/A             5.14%
RUSSELL 1000 INDEX* (1) .............................................  11.40%        -1.76%        N/A             6.24%

CLASS B SHARES**
(INCEPTION DATE: 11/5/01)
-----------------------------------------------------------------
Return Before Taxes .................................................   7.20%          N/A         N/A             7.65%
RUSSELL 1000 INDEX* (1) .............................................  11.40%          N/A         N/A             5.59%

CLASS C SHARES**
(INCEPTION DATE: 11/13/01)
-----------------------------------------------------------------
Return Before Taxes .................................................  11.20%          N/A         N/A             7.28%
RUSSELL 1000 INDEX* (1) .............................................  11.40%          N/A         N/A             4.53%

  *  Does not reflect the deduction of fees, expenses or taxes.

 ** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%; the average annual total returns for the Class B shares have been calculated to reflect the Class B shares' applicable deferred sales charge for the periods indicated; and the average annual total returns for the Class C shares have been calculated to reflect the Class C shares' applicable deferred sales charge for the periods indicated. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.

(1) The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

The following table replaces the table on page 24 of the Prospectus in its entirety:

UBS U.S. LARGE CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004

CLASS Y SHARES
(INCEPTION DATE: 6/29/01)                                                1 YEAR            LIFE OF CLASS
--------------------------------------------------------------           ------            -------------
Return Before Taxes...........................................            14.25%                6.78%
Return After Taxes on Distributions...........................            11.33%                5.82%
Return After Taxes on Distributions and Sale of Fund Shares...            13.06%                5.70%
RUSSELL 1000 VALUE INDEX* (1).................................            16.49%                5.93%

CLASS A SHARES**
(INCEPTION DATE: 12/7/01)
--------------------------------------------------------------
Return Before Taxes...........................................             7.71%                5.71%
RUSSELL 1000 VALUE INDEX* (1).................................            16.49%                8.46%

CLASS B SHARES**
(INCEPTION DATE: 11/8/01)
--------------------------------------------------------------
Return Before Taxes...........................................             8.40%                7.27%
RUSSELL 1000 VALUE INDEX* (1).................................            16.49%                9.44%

CLASS C SHARES**
(INCEPTION DATE: 12/12/01)
--------------------------------------------------------------
Return Before Taxes...........................................            12.23%                7.75%
RUSSELL 1000 VALUE INDEX* (1).................................            16.49%                9.12%

  * Does not reflect the deduction of fees, expenses or taxes.

 ** The average annual total return for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%; the average annual total returns for the Class B shares have been calculated to reflect the Class B shares' applicable deferred sales charge for the periods indicated; and the average annual total returns for the Class C shares have been calculated to reflect the Class C shares' applicable deferred sales charge for the periods indicated. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.

(1) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

The following table replaces the table on page 29 of the Prospectus in its entirety:

UBS U.S. Large Cap Growth Fund
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004


CLASS Y SHARES
(INCEPTION DATE: 10/14/97)                                      1 YEAR       5 YEAR    LIFE OF CLASS
--------------------------------------------------------------- ------       ------    -------------
Return Before Taxes ........................................... 11.98%       -7.64%        1.43%
Return After Taxes on Distributions ........................... 11.98%       -8.38%        0.44%
Return After Taxes on Distributions and Sale of Fund Shares ...  7.79%       -6.52%        0.90%
RUSSELL 1000 GROWTH INDEX* (1) ................................  6.30%         N/A         1.61%

CLASS A SHARES**
(INCEPTION DATE: 12/31/98)
---------------------------------------------------------------
Return Before Taxes ...........................................  5.51%       -8.95%       -3.12%
RUSSELL 1000 GROWTH INDEX* (1) ................................  6.30%       -9.29%       -3.30%

CLASS B SHARES**
(INCEPTION DATE: 11/7/01)
---------------------------------------------------------------
Return Before Taxes ...........................................  5.71%         N/A         0.36%
RUSSELL 1000 GROWTH INDEX* (1) ................................  6.30%         N/A         0.73%

CLASS C SHARES**
(INCEPTION DATE: 11/19/01)
---------------------------------------------------------------
Return Before Taxes ...........................................  9.73%         N/A         -0.32%
RUSSELL 1000 GROWTH INDEX* (1) ................................  6.30%         N/A         -0.53%

  *  Does not reflect the deduction of fees, expenses or taxes.

 ** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%; the average annual total returns for the Class B shares have been calculated to reflect the Class B shares' applicable deferred sales charge for the periods indicated; and the average annual total returns for the Class C shares have been calculated to reflect the Class C shares' applicable deferred sales charge for the periods indicated. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.

(1) The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Growth Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

The following table replaces the table on page 38 of the Prospectus in its entirety:

UBS U.S. Small Cap Growth Fund
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004

CLASS Y SHARES
(INCEPTION DATE: 9/30/97)                                                              1 YEAR        5 YEAR     LIFE OF CLASS
--------------------------------------------------------------------------------       ------        ------     -------------
Return Before Taxes ............................................................         10.92%         7.56%         8.41%
Return After Taxes on Distributions ............................................         10.68%         5.81%         7.19%
Return After Taxes on Distributions and Sale of Fund Shares ....................          7.41%         5.49%         6.63%
RUSSELL 2000 GROWTH INDEX* (1) .................................................         14.31%        -3.57%         1.43%

CLASS A SHARES**
(INCEPTION DATE: 12/31/98)
--------------------------------------------------------------------------------
Return Before Taxes ............................................................          4.65%         6.08%        11.25%
RUSSELL 2000 GROWTH INDEX* (1) .................................................         14.31%        -3.57%         2.99%

CLASS B SHARES**
(INCEPTION DATE: 11/7/01)
--------------------------------------------------------------------------------
Return Before Taxes ............................................................          4.88%          N/A         10.33%
RUSSELL 2000 GROWTH INDEX* (1) .................................................         14.31%          N/A          9.11%

CLASS C SHARES**
(INCEPTION DATE: 11/19/01)
--------------------------------------------------------------------------------
Return Before Taxes ............................................................            8.81%        N/A         10.25%
RUSSELL 2000 GROWTH INDEX* (1) .................................................           14.31%        N/A          7.83%

*    Does not reflect the deduction of fees, expenses or taxes.

** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%; the average annual total returns for the Class B shares have been calculated to reflect the Class B shares' applicable deferred sales charge for the periods indicated; and the average annual total returns for the Class C shares have been calculated to reflect the Class C shares' applicable deferred sales charge for the periods indicated. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.

(1) The Russell 2000 Growth Index is an unmanaged index composed of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index composed of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

The following table replaces the table on pages 49-50 of the Prospectus in its entirety:

UBS GLOBAL ALLOCATION FUND
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004

CLASS Y SHARES
(INCEPTION DATE: 8/31/92)                                            1 YEAR        5 YEAR     10 YEAR      LIFE OF CLASS
-----------------------------------------------------------------    ------        ------     -------      -------------
Return Before Taxes .............................................    14.53%         9.09%      10.32%            9.34%
Return After Taxes on Distributions .............................    13.47%         7.68%       8.06%            7.23%
Return After Taxes on Distributions and Sale of Fund Shares .....     9.91%         7.11%       7.72%            6.95%
RUSSELL 3000 INDEX* (1) .........................................    11.95%        -1.16%      12.01%           11.30%
MSCI WORLD EQUITY (FREE) INDEX* (2) .............................    15.03%        -2.21%       8.37%            8.92%
CITIGROUP WGBI INDEX* (3) .......................................    10.35%         8.79%       7.60%            7.16%
GSMI MUTUAL FUND INDEX* (4) .....................................    12.60%         2.56%       9.56%            9.26%

CLASS A SHARES**
(INCEPTION DATE: 6/30/97)
-----------------------------------------------------------------
Return Before Taxes .............................................     7.84%         7.62%        N/A             6.52%
RUSSELL 3000 INDEX* (1) .........................................    11.95%        -1.16%        N/A             6.33%
MSCI WORLD EQUITY (FREE) INDEX* (2) .............................    15.03%        -2.21%        N/A             4.58%
CITIGROUP WGBI INDEX* (3) .......................................    10.35%         8.79%        N/A             7.39%
GSMI MUTUAL FUND INDEX* (4) .....................................    12.60%         2.56%        N/A             6.42%

CLASS B SHARES**
(INCEPTION DATE: 12/13/01)
-----------------------------------------------------------------
Return Before Taxes .............................................     8.26%          N/A         N/A            11.04%
RUSSELL 3000 INDEX* (1) .........................................    11.95%          N/A         N/A             5.65%
MSCI WORLD EQUITY (FREE) INDEX* (2) .............................    15.03%          N/A         N/A             7.97%
CITIGROUP WGBI INDEX* (3) .......................................    10.35%          N/A         N/A            14.01%
GSMI MUTUAL FUND INDEX* (4) .....................................    12.60%          N/A         N/A             N/A

CLASS C SHARES**
(INCEPTION DATE: 11/22/01)
-----------------------------------------------------------------
Return Before Taxes .............................................    12.26%          N/A         N/A             11.76%
RUSSELL 3000 INDEX* (1) .........................................    11.95%          N/A         N/A              5.25%
MSCI WORLD EQUITY (FREE) INDEX* (2) .............................    15.03%          N/A         N/A              7.19%
CITIGROUP WGBI INDEX* (3) .......................................    10.35%          N/A         N/A             13.85%
GSMI MUTUAL FUND INDEX* (4) .....................................    12.60%          N/A         N/A               N/A

*    Does not reflect the deduction of fees, expenses or taxes.

** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%; the average annual total returns for the Class B shares have been calculated to reflect the Class B shares' applicable deferred sales charge for the periods indicated; and the average annual total returns for the Class C shares have been calculated to reflect the Class C shares' applicable deferred sales charge for the periods indicated. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the annual average returns presented for the Class C shares shown above.

(1) The Russell 3000 Index represents a broad U.S. equities universe representing approximately 98% of the market. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market.

UBS Global Allocation Fund
--------------------------------------------------------------------------------


(2) The MSCI World Equity (Free) Index is a broad-based securities index that represents the U.S. and developed international equity markets in terms of capitalization and performance. It is designed to provide a representative total return for all major stock exchanges located inside and outside the United States.

(3) The Citigroup World Government Bond Index (WGBI) represents the broad global fixed income markets and includes debt issues of U.S. and most developed international governments, governmental entities and supranationals.

(4) The Global Securities Markets Index (GSMI) is an unmanaged index compiled by the Advisor. As of December 1, 2003, the GSMI was constructed as follows: 40% Russell 3000 Index, 22% MSCI World ex-USA (Free) Index, 21% Citigroup Broad Investment Grade (BIG) Index, 9% Citigroup WGBI Non-US Index, 3% Merrill Lynch US High Yield Cash Pay Constrained Index, 3% MSCI Emerging Markets Free Index and 2% J.P. Morgan EMBI Global. On June 1, 2005, the 40% Russell 3000 Index replaced the 40% Wilshire 5000 Index, and the 3% Merrill Lynch U.S. High Yield Cash Pay Constrained Index replaced the Merrill Lynch U.S. High Yield Cash Pay Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

The following table replaces the table on page 55 of the Prospectus in its entirety:

UBS GLOBAL EQUITY FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004

CLASS Y SHARES
(INCEPTION DATE: 1/23/94)                                               1 YEAR        5 YEAR     10 YEAR      LIFE OF CLASS
-----------------------------------------------------------------       ------        ------     -------      -------------
Return Before Taxes .............................................        14.26%         2.59%       8.76%      7.55%
Return After Taxes on Distributions .............................        14.41%         1.49%       6.99%      5.89%
Return After Taxes on Distributions and Sale of Fund Shares .....         9.41%         1.63%       6.73%      5.70%
MSCI WORLD EQUITY (FREE) INDEX* (1) .............................        15.03%        -2.21%       8.37%      7.54%

CLASS A SHARES**
(INCEPTION DATE: 6/30/97)
-----------------------------------------------------------------
Return Before Taxes .............................................         7.70%         1.09%        N/A       3.82%
MSCI WORLD EQUITY (FREE) INDEX* (1) .............................        15.03%        -2.21%        N/A       4.58%

CLASS B SHARES**
(INCEPTION DATE: 12/11/01)
-----------------------------------------------------------------
Return Before Taxes .............................................         8.12%           N/A        N/A       6.33%
MSCI WORLD EQUITY (FREE) INDEX* (1) .............................        15.03%           N/A        N/A       7.46%

CLASS C SHARES**
(INCEPTION DATE: 11/27/01)
-----------------------------------------------------------------
Return Before Taxes .............................................        12.07%           N/A        N/A       6.74%
MSCI WORLD EQUITY (FREE) INDEX* (1) .............................        15.03%           N/A        N/A       7.12%

*    Does not reflect the deduction of fees, expenses or taxes.

** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%; the average annual total returns for the Class B shares have been calculated to reflect the Class B shares' applicable deferred sales charge for the periods indicated; and the average annual total returns for the Class C shares have been calculated to reflect the Class C shares' applicable deferred sales charge for the periods indicated. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.

(1) The MSCI World Equity (Free) Index is a broad-based index that represents the U.S. and developed non-U.S. equity markets in terms of capitalization and performance. It is designed to provide a representative total return for all major stock exchanges located inside and outside the United States.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

The following table replaces the table on page 61 of the Prospectus in its entirety:

UBS GLOBAL BOND FUND
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004

CLASS Y SHARES
(INCEPTION DATE: 7/31/93)                                                              1 YEAR     5 YEAR    10 YEAR   LIFE OF CLASS
--------------------------------------------------------------------------------       ------     ------    -------   -------------

Return Before Taxes ............................................................        7.12%      8.44%      7.72%      6.75%
Return After Taxes on Distributions ............................................        5.17%      7.19%      5.52%      4.69%
Return After Taxes on Distributions and Sale of Fund Shares ....................        4.59%      6.55%      5.27%      4.51%
LEHMAN GLOBAL AGGREGATE INDEX* (1) .............................................        9.27%      8.47%      7.75%      7.11%

CLASS A SHARES**
(INCEPTION DATE: 11/5/01)
--------------------------------------------------------------------------------
Return Before Taxes ............................................................        2.10%       N/A        N/A      10.47%
LEHMAN GLOBAL AGGREGATE INDEX* (1) .............................................        9.27%       N/A        N/A      10.84%

CLASS B SHARES**
(INCEPTION DATE: 11/26/01)
--------------------------------------------------------------------------------
Return Before Taxes ............................................................        1.16%       N/A        N/A      12.02%
LEHMAN GLOBAL AGGREGATE INDEX* (1) .............................................        9.27%       N/A        N/A      11.97%

CLASS C SHARES**
(INCEPTION DATE: 7/2/02)
--------------------------------------------------------------------------------
Return Before Taxes ............................................................        5.60%       N/A        N/A      11.80%
LEHMAN GLOBAL AGGREGATE INDEX* (1) .............................................        9.27%       N/A        N/A      11.88%

*    Does not reflect the deduction of fees, expenses or taxes.

** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 4.50%; the average annual total returns for the Class B shares have been calculated to reflect the Class B shares' applicable deferred sales charge for the periods indicated; and the average annual total returns for the Class C shares have been calculated to reflect the Class C shares' applicable deferred sales charge for the periods indicated. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.

(1) The Lehman Global Aggregate Index is a broad-based, market capitalization weighted index which measures the broad global markets for U.S. and non-U.S. corporate, government, governmental agency, supranational, mortgage-backed and asset-backed fixed income securities.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

The following table replaces the table on page 78 of the Prospectus in its entirety:

UBS International Equity Fund
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004

CLASS Y SHARES
(INCEPTION DATE: 8/31/93)                                              1 YEAR        5 YEAR     10 YEAR    LIFE OF CLASS
--------------------------------------------------------------------   ------        ------     -------    -------------
Return Before Taxes ................................................   17.25%         0.01%       6.51%         5.48%
Return After Taxes on Distributions ................................   17.19%        -1.57%       4.86%         4.01%
Return After Taxes on Distributions and Sale of Fund Shares ........   11.62%        -0.70%       4.82%         4.01%
MSCI WORLD EX USA (FREE) INDEX* (1) ................................   20.36%        -0.77%       5.95%         5.80%

CLASS A SHARES**
(INCEPTION DATE: 6/30/97)
--------------------------------------------------------------------
Return Before Taxes ................................................   10.68%        -1.30%        N/A          2.16%
MSCI WORLD EX USA (FREE) INDEX* (1) ................................   20.36%        -0.77%        N/A          3.97%

CLASS B SHARES**
(INCEPTION DATE: 2/12/02)
--------------------------------------------------------------------
Return Before Taxes ................................................   11.18%          N/A         N/A          9.71%
MSCI WORLD EX USA (FREE) INDEX* (1) ................................   20.36%          N/A         N/A         14.85%

CLASS C SHARES**
(INCEPTION DATE: 1/25/02)
--------------------------------------------------------------------
Return Before Taxes ................................................   15.26%          N/A         N/A         10.30%
MSCI WORLD EX USA (FREE) INDEX* (1) ................................   20.36%          N/A         N/A         14.20%

  *  Does not reflect the deduction of fees, expenses or taxes.

 ** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%; the average annual total returns for the Class B shares have been calculated to reflect the Class B shares' applicable deferred sales charge for the periods indicated; and the average annual total returns for the Class C shares have been calculated to reflect the Class C shares' applicable deferred sales charge for the periods indicated. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.

(1) The MSCI World Ex USA (Free) Index is an unmanaged, market driven broad-based securities index which includes non-U.S. equity markets in terms of capitalization and performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

                                       78